ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date		$ 100
Profit (loss) of acquired entities since acquisition date		4
Goodwill	$ 13,816	13,816	$ 14,550
Revenue of combined entity as if combination occurred at beginning of period		100
Net income (loss) of combined entity as if combination occurred at beginning of period		(4)
Liabilities and Non Controlling interest Equity	(766)
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	248	248
Identifiable Assets Acquired Recognised As Of Acquisition Date	$ 1,000	$ 1,000